Expense Example {- Fidelity® Real Estate High Income Fund} - 11.30 Fidelity Real Estate High Income Fund - PRO-08 - Fidelity® Real Estate High Income Fund - Fidelity Real Estate High Income Fund-Default
Jan. 29, 2022 USD ($)
Expense Example:
1 year	$ 80
3 years	249
5 years	433
10 years	$ 966